Material Related Party Transactions - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Loans from related party	¥ 48,287,000,000	¥ 45,504,000,000
Interest expense paid	1,628,000,000	1,444,000,000	¥ 1,320,000,000
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans from related party	431,000,000	0
Interest expense paid	¥ 14,000,000	¥ 7,000,000
Interest rate	3.92%	3.92%
Interest income received on deposits	¥ 72,000,000	¥ 37,000,000
Southern Airlines Group Finance Co., Ltd [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Interest rate	3.92%
Southern Airlines Group Finance Co., Ltd [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Interest rate	4.51%
Southern Airlines Group Finance Co., Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party	¥ 105,000,000
Interest expense paid	¥ 4,000,000	¥ 4,000,000
Interest rate	3.92%	3.92%
Percentage of benchmark interest rate	90.00%
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	¥ 334,000,000	¥ 476,000,000
CSAH and its affiliates [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party	¥ 105,000,000	¥ 105,000,000